Stock Options and Warrants (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 3,460,000	$ 1,729,000
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	1,435,000	737,000
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 2,025,000	$ 992,000